Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	120,113	$1,052,190
PGIM Global Real Estate Fund (Class R6)	84,487	1,558,794
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	105,827	1,297,440
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	206,237	1,429,221
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	191,628	1,994,849
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	435,119	5,691,359
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	425,796	7,251,312
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	224,551	2,099,549
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	296,139	4,625,698
PGIM TIPS Fund (Class R6)	154,799	1,354,490
PGIM Total Return Bond Fund (Class R6)	215,780	2,595,836

Total Long-Term Investments (cost $28,073,107)		30,950,738

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $55,734)	55,734	55,734

TOTAL INVESTMENTS 100.1% (cost $28,128,841)(wd)		31,006,472
Liabilities in excess of other assets (0.1)%		(30,914)

Net Assets 100.0%		$30,975,558

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds